Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Results of Operations (Unaudited) [Abstract]
Schedule of Quarterly Financial Information

The unaudited quarterly results of operations for the years ended December 31, 2013 and 2012 follow (in thousands, except per-share data):

	2013 Quarter ended
	March 31	June 30	September 30	December 31
Total interest income	$4,144	4,173	4,224	4,193
Total interest expense	763	741	719	677
Net interest income	3,381	3,432	3,505	3,516
Provision for loan losses	80	86	100	149
Gains from the sale of loans	97	85	84	72
Other income	980	970	939	1,006
Other expense	3,035	3,330	3,349	3,432
Income before income taxes	1,343	1,071	1,079	1,013
Income tax expense	337	62	60	46
Net income	$1,006	$1,009	$1,019	$967
Per-share data:
Basic earnings	$.24	$.24	$.24	$.23
Diluted earnings	.24	.24	.24	.23
Cash dividends	.22	.22	.22	.22

	2012 Quarter ended
	March 31	June 30	September 30	December 31
Total interest income	$4,711	$4,605	$4,464	$4,390
Total interest expense	972	924	898	854
Net interest income	3,739	3,681	3,566	3,536
Provision for loan losses	1,108	69	60	174
Gains from the sale of loans	65	149	208	147
Other income	977	1,046	1,045	955
Other expense	3,245	3,220	3,273	3,339
Income before income taxes	428	1,587	1,486	1,125
Income tax expense	10	372	354	242
Net income	$418	$1,215	$1,132	$883
Per-share data:
Basic earnings	$.10	$.29	$.27	$.20
Diluted earnings	.10	.29	.27	.20
Cash dividends	.22	.22	.22	.22